intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 22, 2021	Dec. 31, 2020
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	8 years
Software | Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Software | Maximum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	2 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	4 years
Combined acquisitions
Current assets
Cash	$ 30
Accounts receivable	17
Other	6
Total current assets	53
Non-current assets
Intangible assets subject to amortization	366
Other	19
Total non-current assets	392
Total identifiable assets acquired	445
Current liabilities
Short-term borrowings	4
Accounts payable and accrued liabilities	36
Income and other taxes payable	1
Advance billings and customer deposits	20
Current maturities of long-term debt	3
Total current liabilities	64
Non-current liabilities
Long-term debt	74
Other long-term liabilities	5
Deferred income taxes	71
Total non-current liabilities	150
Total liabilities assumed	214
Net identifiable assets acquired	231
Goodwill	255
Net assets acquired	486
Acquisition effected by way of:
Cash consideration	486
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	3
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 4
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 4
Accounts receivable	3
Other	5
Total current assets	12
Non-current assets
Intangible assets subject to amortization	104
Other	19
Total non-current assets	127
Total identifiable assets acquired	139
Current liabilities
Short-term borrowings	4
Accounts payable and accrued liabilities	5
Income and other taxes payable	1
Advance billings and customer deposits	2
Current maturities of long-term debt	1
Total current liabilities	13
Non-current liabilities
Long-term debt	1
Deferred income taxes	5
Total non-current liabilities	6
Total liabilities assumed	19
Net identifiable assets acquired	120
Goodwill	94
Net assets acquired	214
Acquisition effected by way of:
Cash consideration	214
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	3
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 1
Blacksmith Applications Holdings Inc
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%
Current assets
Cash			$ 26
Accounts receivable			14
Other			1
Total current assets			41
Non-current assets
Intangible assets subject to amortization			262
Total non-current assets			265
Total identifiable assets acquired			306
Current liabilities
Accounts payable and accrued liabilities			31
Advance billings and customer deposits			18
Current maturities of long-term debt			2
Total current liabilities			51
Non-current liabilities
Long-term debt			73
Other long-term liabilities			5
Deferred income taxes			66
Total non-current liabilities			144
Total liabilities assumed			195
Net identifiable assets acquired			111
Goodwill			161
Net assets acquired			272
Acquisition effected by way of:
Cash consideration			272
Blacksmith Applications Holdings Inc | Right-of-use lease assets
Non-current assets
Property, plant and equipment			$ 3